Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense	The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income were as follows:
	For the Years Ended December 31,
	2023	2022	2021
Current tax provision	$92,869	$264,467	$263,080
Deferred tax provision	(25,129)	15,602	-
Income tax expense	$67,740	$280,069	$263,080

Schedule of Effective Tax Rate	The following table reconciles the statutory rates to the Company’s effective tax rate:
	For the Years Ended December 31,
	2023	2022	2021
PRC statutory income tax rate	25%	25%	25%
Effect of income tax exemptions and reliefs	(10)%	(10)%	(10)%
Effect of deferred offering costs deducted for tax purpose	-%	-%	(1)%
Effect of additional deduction allowed for tax purposes	(8)%	(6)%	(6)%
Effective tax rate	7%	9%	8%

Schedule of Deferred Assets and Liabilities	The tax effects of temporary differences that give rise to the deferred assets and liabilities were as follows:
	As of December 31,
Deferred Tax Assets and (Liabilities)	2023	2022
Advance payment for professional service	$-	$(15,221)
Depreciation and amortization	2,357	-
Allowance for CECL	7,916	-
Deferred tax liability	$10,273	$(15,221)